Accounts receivable (Tables)	12 Months Ended
Dec. 31, 2022
Accounts And Non Trade Receivable Abstract
Schedule of accounts receivable
	December 31, 2022	December 31, 2021
Accounts receivable	$15,523,390	$36,308,109
Less: Allowance for uncollectable accounts	(1,481,779)	(1,486,291)
	$14,041,611	$34,821,818

Schedule of analysis of accounts receivable is as follows
	December 31, 2022	December 31, 2021
Not past due	$11,022,374	$29,794,677
Up to 180 days	4,091,598	5,049,007
181 to 365 days	409,418	167,750
Over 366 days	-	1,296,675
	$15,523,390	$36,308,109